Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Arconic Inc.	29,653	$814,568
Boeing Co. (The)	1,641	557,792
General Dynamics Corp.	3,612	638,602
HEICO Corp.	2,519	310,693
HEICO Corp., Class A	4,473	426,143
Huntington Ingalls Industries Inc.	3,174	716,245
L3Harris Technologies Inc.	6,937	1,431,173
Lockheed Martin Corp.	1,771	667,100
Northrop Grumman Corp.	2,022	712,715
Raytheon Co.	3,428	727,456
Spirit AeroSystems Holdings Inc., Class A	7,967	651,860
Textron Inc.	12,769	588,523
TransDigm Group Inc.	1,365	718,372
United Technologies Corp.	4,397	631,321

		9,592,563

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	7,910	598,312
Expeditors International of Washington Inc.	8,728	636,620
FedEx Corp.	3,519	537,211
United Parcel Service Inc., Class B	5,948	685,031
XPO Logistics Inc.(a)(b)	11,172	853,541

		3,310,715

Airlines — 0.6%
American Airlines Group Inc.	20,086	603,785
Delta Air Lines Inc.	11,267	620,586
Southwest Airlines Co.	11,973	672,045
United Airlines Holdings Inc.(a)	7,706	700,013

		2,596,429

Auto Components — 0.7%
Aptiv PLC	8,687	777,921
Autoliv Inc.	9,547	743,139
BorgWarner Inc.	18,097	754,283
Lear Corp.	4,938	581,548

		2,856,891

Automobiles — 0.6%
Ford Motor Co.	59,329	509,636
General Motors Co.	16,416	610,019
Harley-Davidson Inc.	19,267	749,679
Tesla Inc.(a)(b)	2,719	856,267

		2,725,601

Banks — 3.4%
Bank of America Corp.	20,161	630,434
BB&T Corp.	12,959	687,475
CIT Group Inc.	13,123	562,845
Citigroup Inc.	8,907	640,057
Citizens Financial Group Inc.	18,567	652,816
Comerica Inc.	8,825	577,332
East West Bancorp. Inc.	13,917	597,318
Fifth Third Bancorp	23,367	679,512
First Republic Bank/CA	6,406	681,342
Huntington Bancshares Inc./OH	49,149	694,475
JPMorgan Chase & Co.	5,116	639,091
KeyCorp	38,251	687,371
M&T Bank Corp.	3,880	607,336
People’s United Financial Inc.	41,241	666,867
PNC Financial Services Group Inc. (The)	4,653	682,595
Regions Financial Corp.	44,428	715,291

Security	Shares	Value

Banks (continued)
Signature Bank/New York NY	5,815	$688,031
SunTrust Banks Inc.	10,104	690,507
SVB Financial Group(a)	2,810	622,359
U.S. Bancorp.	11,737	669,244
Wells Fargo & Co.	12,615	651,312
Zions Bancorp. N.A.	14,581	706,741

		14,430,351

Beverages — 0.9%
Brown-Forman Corp., Class B, NVS(b)	12,074	791,088
Coca-Cola Co. (The)	11,751	639,607
Constellation Brands Inc., Class A	3,012	573,274
Molson Coors Brewing Co., Class B	11,155	588,091
Monster Beverage Corp.(a)	9,767	548,222
PepsiCo Inc.	4,469	613,013

		3,753,295

Biotechnology — 2.5%
AbbVie Inc.	7,448	592,488
Alexion Pharmaceuticals Inc.(a)	4,799	505,815
Alkermes PLC(a)	27,098	529,224
Alnylam Pharmaceuticals Inc.(a)(b)	9,724	843,460
Amgen Inc.	3,517	750,000
Biogen Inc.(a)	2,678	799,945
BioMarin Pharmaceutical Inc.(a)	7,169	524,843
Celgene Corp.(a)	6,380	689,231
Exact Sciences Corp.(a)	6,697	582,639
Gilead Sciences Inc.	9,161	583,647
Incyte Corp.(a)	8,267	693,767
Ionis Pharmaceuticals Inc.(a)	9,698	540,373
Regeneron Pharmaceuticals Inc.(a)	2,030	621,748
Sarepta Therapeutics Inc.(a)(b)	5,366	445,700
Seattle Genetics Inc.(a)	9,955	1,069,167
Vertex Pharmaceuticals Inc.(a)	3,636	710,765

		10,482,812

Building Products — 1.2%
Allegion PLC	6,487	752,751
AO Smith Corp.	14,743	732,432
Fortune Brands Home & Security Inc.	12,526	752,186
Johnson Controls International PLC	15,917	689,684
Lennox International Inc.	2,381	588,964
Masco Corp.	17,170	794,113
Owens Corning	13,729	841,313

		5,151,443

Capital Markets — 4.3%
Affiliated Managers Group Inc.	7,461	595,985
Ameriprise Financial Inc.	4,419	666,783
Bank of New York Mellon Corp. (The)	13,280	620,840
BlackRock Inc.(c)	1,357	626,527
Cboe Global Markets Inc.	6,226	716,924
Charles Schwab Corp. (The)	13,988	569,451
CME Group Inc.	3,330	685,148
E*TRADE Financial Corp.	13,447	561,950
Eaton Vance Corp., NVS	17,652	804,931
FactSet Research Systems Inc.	2,348	595,265
Franklin Resources Inc.	19,131	527,059
Goldman Sachs Group Inc. (The)	3,049	650,596
Intercontinental Exchange Inc.	7,586	715,512
Invesco Ltd.	32,053	539,131
KKR & Co. Inc., Class A, NVS	26,370	760,247
MarketAxess Holdings Inc.	2,267	835,594

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Moody’s Corp.	3,295	$727,174
Morgan Stanley	13,665	629,273
MSCI Inc.	2,823	662,163
Nasdaq Inc.	7,086	706,970
Northern Trust Corp.	6,732	671,046
Raymond James Financial Inc.	7,782	649,719
S&P Global Inc.	2,851	735,529
SEI Investments Co.	12,854	770,212
State Street Corp.	10,299	680,455
T Rowe Price Group Inc.	6,013	696,305
TD Ameritrade Holding Corp.	11,919	457,451

		17,858,240

Chemicals — 2.7%
Air Products & Chemicals Inc.	2,948	628,691
Albemarle Corp.	9,613	583,894
Axalta Coating Systems Ltd.(a)	26,260	774,407
Celanese Corp.	6,370	771,726
CF Industries Holdings Inc.	15,444	700,385
Corteva Inc.(a)	6,574	173,422
Dow Inc.(a)	11,710	591,238
DuPont de Nemours Inc.	6,574	433,292
Eastman Chemical Co.	9,132	694,397
Ecolab Inc.	3,372	647,660
FMC Corp.	8,684	794,586
International Flavors & Fragrances Inc.	4,731	577,229
Linde PLC	3,175	629,761
LyondellBasell Industries NV, Class A	7,691	689,883
Mosaic Co. (The)	28,644	569,443
PPG Industries Inc.	5,597	700,297
Sherwin-Williams Co. (The)	1,429	817,845
Westlake Chemical Corp.	10,557	667,097

		11,445,253

Commercial Services & Supplies — 1.0%
Cintas Corp.	2,838	762,485
Copart Inc.(a)	9,639	796,567
Republic Services Inc.	7,421	649,412
Rollins Inc.	17,708	674,852
Waste Connections Inc.	6,671	616,400
Waste Management Inc.	5,731	643,076

		4,142,792

Communications Equipment — 0.7%
Arista Networks Inc.(a)(b)	2,529	618,518
Cisco Systems Inc.	10,304	489,543
F5 Networks Inc.(a)	4,629	666,946
Juniper Networks Inc.	25,471	632,190
Motorola Solutions Inc.	4,273	710,686

		3,117,883

Construction & Engineering — 0.3%
Fluor Corp.	23,192	373,623
Jacobs Engineering Group Inc.(b)	8,437	789,535

		1,163,158

Construction Materials — 0.4%
Martin Marietta Materials Inc.	2,958	774,730
Vulcan Materials Co.	4,926	703,777

		1,478,507

Consumer Finance — 0.8%
Ally Financial Inc.	21,916	671,287
American Express Co.	5,007	587,221

Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	6,788	$632,981
Discover Financial Services	8,114	651,229
Synchrony Financial	17,964	635,387

		3,178,105

Containers & Packaging — 1.3%
Amcor PLC(a)	55,939	532,539
Avery Dennison Corp.	6,444	823,930
Ball Corp.	10,189	712,924
Crown Holdings Inc.(a)	10,859	790,969
International Paper Co.	14,159	618,465
Packaging Corp. of America	6,797	744,000
Sealed Air Corp.	15,931	665,438
Westrock Co.	17,659	659,917

		5,548,182

Distributors — 0.4%
Genuine Parts Co.	6,662	683,388
LKQ Corp.(a)	24,148	820,791

		1,504,179

Diversified Consumer Services — 0.1%
H&R Block Inc.	24,637	615,679

Diversified Financial Services — 0.6%
AXA Equitable Holdings Inc.	30,457	657,871
Berkshire Hathaway Inc., Class B(a)	2,737	581,832
Jefferies Financial Group Inc.	35,708	666,668
Voya Financial Inc.	12,445	671,532

		2,577,903

Diversified Telecommunication Services — 0.7%
AT&T Inc.	18,324	705,291
CenturyLink Inc.	61,328	793,584
Verizon Communications Inc.	10,086	609,900
Zayo Group Holdings Inc.(a)	20,285	692,530

		2,801,305

Electric Utilities — 2.5%
Alliant Energy Corp.	13,673	729,318
American Electric Power Co. Inc.	7,254	684,705
Duke Energy Corp.	7,066	666,041
Edison International	10,659	670,451
Entergy Corp.	6,618	803,955
Evergy Inc.	11,044	705,822
Eversource Energy	8,700	728,538
Exelon Corp.	12,548	570,809
FirstEnergy Corp.	15,089	729,101
NextEra Energy Inc.	3,048	726,460
OGE Energy Corp.	15,901	684,697
Pinnacle West Capital Corp.	6,849	644,628
PPL Corp.	21,262	712,064
Southern Co. (The)	11,334	710,188
Xcel Energy Inc.	10,889	691,560

		10,458,337

Electrical Equipment — 1.0%
Acuity Brands Inc.	4,901	611,596
AMETEK Inc.	7,357	674,269
Eaton Corp. PLC	7,813	680,590
Emerson Electric Co.	9,471	664,391
Rockwell Automation Inc.	3,926	675,233
Sensata Technologies Holding PLC(a)	14,224	728,126

		4,034,205

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	6,770	$679,234
Arrow Electronics Inc.(a)	9,813	777,975
CDW Corp./DE	6,103	780,635
Cognex Corp.	14,833	763,751
Corning Inc.	20,707	613,548
Flex Ltd.(a)(b)	64,205	754,409
FLIR Systems Inc.	13,326	687,089
IPG Photonics Corp.(a)	4,822	647,498
Keysight Technologies Inc.(a)	7,571	763,990
TE Connectivity Ltd.	6,963	623,188
Trimble Inc.(a)	15,976	636,484
Zebra Technologies Corp., Class A(a)	3,466	824,457

		8,552,258

Energy Equipment & Services — 0.8%
Baker Hughes Co.	28,425	608,295
Halliburton Co.	24,570	472,972
Helmerich & Payne Inc.	11,559	433,463
National Oilwell Varco Inc.	26,716	604,316
Schlumberger Ltd.	15,414	503,884
TechnipFMC PLC	28,495	562,206

		3,185,136

Entertainment — 1.4%
Activision Blizzard Inc.	13,192	739,148
Electronic Arts Inc.(a)	6,329	610,116
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	17,316	735,930
Live Nation Entertainment Inc.(a)	10,085	710,992
Netflix Inc.(a)	1,637	470,490
Roku Inc.(a)(b)	4,950	728,640
Take-Two Interactive Software Inc.(a)	6,076	731,246
Viacom Inc., Class B, NVS	22,787	491,288
Walt Disney Co. (The)	4,266	554,239

		5,772,089

Equity Real Estate Investment Trusts (REITs) — 6.4%
Alexandria Real Estate Equities Inc.	4,407	699,611
American Tower Corp.	2,976	649,006
AvalonBay Communities Inc.	3,096	673,875
Boston Properties Inc.	4,716	647,035
Camden Property Trust	6,434	735,857
Crown Castle International Corp.	4,794	665,359
Digital Realty Trust Inc.	5,354	680,172
Duke Realty Corp.	21,359	750,555
Equinix Inc.	1,259	713,576
Equity LifeStyle Properties Inc.	11,131	778,502
Equity Residential	8,198	726,835
Essex Property Trust Inc.	2,241	733,098
Extra Space Storage Inc.	6,126	687,766
Federal Realty Investment Trust	5,058	687,939
Healthpeak Properties Inc.	20,500	771,210
Host Hotels & Resorts Inc.	33,514	549,294
Invitation Homes Inc.	25,746	792,719
Iron Mountain Inc.	20,454	670,891
Kimco Realty Corp.	36,779	792,955
Liberty Property Trust	13,872	819,419
Macerich Co. (The)	15,948	438,570
Mid-America Apartment Communities Inc.	5,735	797,108
National Retail Properties Inc.	12,336	726,714
Prologis Inc.	8,033	704,976
Public Storage	2,710	603,951

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	9,200	$752,468
Regency Centers Corp.	9,748	655,456
SBA Communications Corp.	2,988	719,062
Simon Property Group Inc.	3,479	524,216
SL Green Realty Corp.	7,731	646,312
Sun Communities Inc.	5,243	852,774
UDR Inc.	14,544	730,836
Ventas Inc.	9,820	639,282
VEREIT Inc.	76,654	754,275
Vornado Realty Trust	9,714	637,530
Welltower Inc.	7,912	717,539
Weyerhaeuser Co.	25,480	744,271
WP Carey Inc.	8,065	742,464

		26,613,478

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	2,413	716,926
Kroger Co. (The)	25,804	635,811
Sysco Corp.	8,353	667,154
Walgreens Boots Alliance Inc.	11,718	641,912
Walmart Inc.	5,647	662,167

		3,323,970

Food Products — 2.4%
Archer-Daniels-Midland Co.	15,430	648,677
Bunge Ltd.	12,504	675,216
Campbell Soup Co.	16,735	774,998
Conagra Brands Inc.	22,293	603,026
General Mills Inc.	11,986	609,608
Hershey Co. (The)	4,923	723,041
Hormel Foods Corp.	16,009	654,608
Ingredion Inc.	7,937	627,023
JM Smucker Co. (The)	5,151	544,358
Kellogg Co.	11,158	708,868
Kraft Heinz Co. (The)	19,131	618,505
Lamb Weston Holdings Inc.	9,867	770,021
McCormick & Co. Inc./MD, NVS	4,079	655,454
Mondelez International Inc., Class A	11,414	598,664
Tyson Foods Inc., Class A	7,604	629,535

		9,841,602

Gas Utilities — 0.3%
Atmos Energy Corp.	6,440	724,371
UGI Corp.	12,118	577,665

		1,302,036

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	7,720	645,469
ABIOMED Inc.(a)(b)	2,493	517,497
Align Technology Inc.(a)	1,914	482,883
Baxter International Inc.	8,100	621,270
Becton Dickinson and Co.	2,691	688,896
Boston Scientific Corp.(a)	16,328	680,878
Cooper Companies Inc. (The)	2,221	646,311
Danaher Corp.	4,538	625,427
Dentsply Sirona Inc.	11,887	651,170
DexCom Inc.(a)(b)	5,495	847,549
Edwards Lifesciences Corp.(a)	3,506	835,760
Hologic Inc.(a)	14,488	699,915
IDEXX Laboratories Inc.(a)(b)	2,528	720,505
Intuitive Surgical Inc.(a)	1,248	690,082
Medtronic PLC	6,745	734,530
ResMed Inc.	5,689	841,517

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Steris PLC	4,898	$693,410
Stryker Corp.	3,258	704,608
Teleflex Inc.	2,146	745,542
Varian Medical Systems Inc.(a)	4,972	600,667
Zimmer Biomet Holdings Inc.	5,351	739,669

		14,413,555

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	8,301	708,739
Anthem Inc.	2,310	621,575
Cardinal Health Inc.	14,299	707,086
Centene Corp.(a)	11,470	608,828
Cigna Corp.(a)	3,973	709,022
CVS Health Corp.	11,633	772,315
DaVita Inc.(a)	13,259	776,977
HCA Healthcare Inc.	5,054	674,911
Henry Schein Inc.(a)	9,763	611,017
Humana Inc.	2,576	757,859
Laboratory Corp. of America Holdings(a)	3,905	643,427
McKesson Corp.	5,052	671,916
Quest Diagnostics Inc.	6,723	680,704
UnitedHealth Group Inc.	2,452	619,620
Universal Health Services Inc., Class B(b)	5,392	741,184
WellCare Health Plans Inc.(a)	2,358	699,383

		11,004,563

Health Care Technology — 0.3%
Cerner Corp.	9,252	620,994
Veeva Systems Inc., Class A(a)	4,424	627,456

		1,248,450

Hotels, Restaurants & Leisure — 2.4%
Aramark	21,020	919,835
Carnival Corp.	11,621	498,425
Chipotle Mexican Grill Inc.(a)	899	699,566
Darden Restaurants Inc.	5,439	610,637
Domino’s Pizza Inc.	2,356	639,937
Hilton Worldwide Holdings Inc.	6,713	650,892
Las Vegas Sands Corp.	9,724	601,332
Marriott International Inc./MD, Class A	4,643	587,572
McDonald’s Corp.	2,930	576,331
MGM Resorts International	24,495	698,108
Norwegian Cruise Line Holdings Ltd.(a)	11,358	576,532
Royal Caribbean Cruises Ltd.	5,005	544,694
Starbucks Corp.	7,591	641,895
Vail Resorts Inc.	2,965	688,977
Wynn Resorts Ltd.	5,101	618,955
Yum! Brands Inc.	6,220	632,636

		10,186,324

Household Durables — 1.7%
DR Horton Inc.	14,276	747,634
Garmin Ltd.	8,160	765,000
Leggett & Platt Inc.	17,870	916,731
Lennar Corp., Class A	12,013	715,975
Mohawk Industries Inc.(a)	4,696	673,312
Newell Brands Inc.	42,988	815,482
NVR Inc.(a)	196	712,772
PulteGroup Inc.	20,466	803,086
Whirlpool Corp.	5,113	777,790

		6,927,782

Household Products — 0.7%
Church & Dwight Co. Inc.	8,630	603,582

Security	Shares	Value

Household Products (continued)
Clorox Co. (The)	4,290	$633,590
Colgate-Palmolive Co.	8,434	578,573
Kimberly-Clark Corp.	4,802	638,090
Procter & Gamble Co. (The)	5,336	664,385

		3,118,220

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	40,211	685,597
NRG Energy Inc.	18,306	734,437
Vistra Energy Corp.	26,391	713,349

		2,133,383

Industrial Conglomerates — 0.6%
3M Co.	3,466	571,855
General Electric Co.	59,052	589,339
Honeywell International Inc.	3,474	600,064
Roper Technologies Inc.	1,724	580,919

		2,342,177

Insurance — 5.1%
Aflac Inc.	11,999	637,867
Alleghany Corp.(a)	955	743,267
Allstate Corp. (The)	6,537	695,668
American Financial Group Inc./OH	5,974	621,535
American International Group Inc.	11,825	626,252
Aon PLC	3,406	657,903
Arch Capital Group Ltd.(a)	18,846	787,009
Arthur J Gallagher & Co.	7,713	703,580
Assurant Inc.	7,011	883,877
Athene Holding Ltd., Class A(a)	15,277	662,258
Brighthouse Financial Inc.(a)	17,780	671,373
Chubb Ltd.	4,161	634,220
Cincinnati Financial Corp.	6,619	749,337
Erie Indemnity Co., Class A, NVS	3,248	598,509
Everest Re Group Ltd.	2,628	675,632
Fidelity National Financial Inc.	16,680	764,611
Globe Life Inc.	7,541	733,965
Hartford Financial Services Group Inc. (The)	11,942	681,649
Lincoln National Corp.	10,028	566,381
Loews Corp.	12,416	608,384
Markel Corp.(a)	612	716,652
Marsh & McLennan Companies Inc.	6,438	667,106
MetLife Inc.	12,962	606,492
Principal Financial Group Inc.	11,592	618,781
Progressive Corp. (The)	7,901	550,700
Prudential Financial Inc.	6,243	568,987
Reinsurance Group of America Inc.	4,365	709,182
RenaissanceRe Holdings Ltd.	3,929	735,430
Travelers Companies Inc. (The)	4,216	552,549
Unum Group	18,954	521,993
Willis Towers Watson PLC	3,567	666,672
WR Berkley Corp.	10,545	737,095

		21,354,916

Interactive Media & Services — 1.0%
Alphabet Inc., Class A(a)	228	287,006
Alphabet Inc., Class C, NVS(a)	240	302,426
Facebook Inc., Class A(a)	3,005	575,908
IAC/InterActiveCorp.(a)	2,695	612,439
Snap Inc., Class A, NVS(a)(b)	56,765	854,881
TripAdvisor Inc.(a)	14,347	579,619
Twitter Inc.(a)	16,350	490,010

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class C, NVS(a)	16,988	$553,299

		4,255,588

Internet & Direct Marketing Retail — 1.0%
Amazon.com Inc.(a)	289	513,455
Booking Holdings Inc.(a)	335	686,338
eBay Inc.	16,701	588,710
Expedia Group Inc.	5,419	740,561
GrubHub Inc.(a)	10,742	365,872
MercadoLibre Inc.(a)	1,064	554,897
Qurate Retail Inc., Series A(a)(b)	50,845	485,061
Wayfair Inc., Class A(a)(b)	4,369	359,263

		4,294,157

IT Services — 4.8%
Accenture PLC, Class A	3,351	621,342
Akamai Technologies Inc.(a)	8,380	724,870
Alliance Data Systems Corp.	4,509	450,900
Automatic Data Processing Inc.	3,743	607,227
Broadridge Financial Solutions Inc.	5,299	663,541
Cognizant Technology Solutions Corp., Class A	10,616	646,939
DXC Technology Co.	11,154	308,631
EPAM Systems Inc.(a)	3,829	673,751
Fidelity National Information Services Inc.	10,031	1,321,684
Fiserv Inc.(a)(b)	14,469	1,535,740
FleetCor Technologies Inc.(a)	2,344	689,652
Gartner Inc.(a)	4,195	646,366
Global Payments Inc.	9,371	1,585,386
GoDaddy Inc., Class A(a)	8,488	551,975
International Business Machines Corp.	4,372	584,668
Jack Henry & Associates Inc.	4,827	683,310
Leidos Holdings Inc.	8,590	740,716
Mastercard Inc., Class A	2,281	631,404
MongoDB Inc.(a)(b)	4,544	580,587
Okta Inc.(a)(b)	5,965	650,602
Paychex Inc.	7,260	607,226
PayPal Holdings Inc.(a)	5,175	538,717
Sabre Corp.	33,856	794,939
Square Inc., Class A(a)	9,492	583,094
Twilio Inc., Class A(a)(b)	4,499	434,423
VeriSign Inc.(a)	3,224	612,624
Visa Inc., Class A	3,455	617,961
Western Union Co. (The)	33,863	848,607

		19,936,882

Leisure Products — 0.3%
Hasbro Inc.	6,613	643,511
Polaris Inc.	7,583	748,063

		1,391,574

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	9,161	693,946
Illumina Inc.(a)	1,998	590,449
IQVIA Holdings Inc.(a)	4,676	675,308
Mettler-Toledo International Inc.(a)	863	608,363
PerkinElmer Inc.	7,486	643,497
Thermo Fisher Scientific Inc.	2,237	675,529
Waters Corp.(a)	3,079	651,578

		4,538,670

Machinery — 2.9%
Caterpillar Inc.	4,789	659,924
Cummins Inc.	3,892	671,292
Deere & Co.	4,232	736,960

Security	Shares	Value

Machinery (continued)
Dover Corp.	6,728	$698,972
Flowserve Corp.	13,138	641,660
Fortive Corp.	7,752	534,888
IDEX Corp.	4,270	664,113
Illinois Tool Works Inc.	4,044	681,738
Ingersoll-Rand PLC	5,168	655,768
Middleby Corp. (The)(a)	4,797	580,197
PACCAR Inc.	9,090	691,385
Parker-Hannifin Corp.	3,756	689,188
Pentair PLC	18,372	761,887
Snap-on Inc.	3,997	650,192
Stanley Black & Decker Inc.	4,620	699,145
WABCO Holdings Inc.(a)	5,126	690,062
Wabtec Corp.	9,577	664,357
Xylem Inc./NY	8,530	654,166

		12,025,894

Media — 2.2%
Altice USA Inc., Class A(a)	26,545	821,568
CBS Corp., Class B, NVS	13,202	475,800
Charter Communications Inc., Class A(a)	1,577	737,815
Comcast Corp., Class A	13,502	605,160
Discovery Inc., Class A(a)(b)	7,310	197,041
Discovery Inc., Class C, NVS(a)(b)	16,796	423,931
DISH Network Corp., Class A(a)	18,369	631,526
Fox Corp., Class A, NVS	11,633	372,721
Fox Corp., Class B(a)	5,748	179,568
Interpublic Group of Companies Inc. (The)	29,530	642,277
Liberty Broadband Corp., Class C, NVS(a)(b)	6,368	751,870
Liberty Global PLC, Class A(a)(b)	6,844	172,127
Liberty Global PLC, Class C, NVS(a)	18,560	443,027
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	5,857	263,038
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	11,243	508,071
News Corp., Class A, NVS	58,018	795,427
Omnicom Group Inc.	8,123	627,014
Sirius XM Holdings Inc.	111,923	752,123

		9,400,104

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	60,304	592,185
Newmont Goldcorp Corp.	20,751	824,437
Nucor Corp.	11,732	631,768
Steel Dynamics Inc.	21,663	657,689

		2,706,079

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	37,603	641,131
Annaly Capital Management Inc.	68,139	611,888

		1,253,019

Multi-Utilities — 1.6%
Ameren Corp.	8,610	668,997
CenterPoint Energy Inc.	21,851	635,209
CMS Energy Corp.	11,477	733,610
Consolidated Edison Inc.	7,299	673,114
Dominion Energy Inc.	8,128	670,966
DTE Energy Co.	4,992	635,581
NiSource Inc.	23,211	650,837
Public Service Enterprise Group Inc.	10,425	660,007
Sempra Energy	4,771	689,457
WEC Energy Group Inc.	7,886	744,438

		6,762,216

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 1.0%
Dollar General Corp.	5,248	$841,464
Dollar Tree Inc.(a)	6,297	695,189
Kohl’s Corp.	10,293	527,619
Macy’s Inc.	31,172	472,568
Nordstrom Inc.	18,216	653,954
Target Corp.	8,798	940,594

		4,131,388

Oil, Gas & Consumable Fuels — 3.5%
Apache Corp.	20,832	451,221
Cabot Oil & Gas Corp.	24,812	462,496
Cheniere Energy Inc.(a)	9,479	583,433
Chevron Corp.	4,804	557,937
Cimarex Energy Co.	9,659	407,803
Concho Resources Inc.	5,572	376,221
ConocoPhillips	9,696	535,219
Continental Resources Inc./OK(a)	15,134	445,999
Devon Energy Corp.	20,781	421,439
Diamondback Energy Inc.	5,812	498,437
EOG Resources Inc.	6,439	446,287
Exxon Mobil Corp.	7,487	505,897
Hess Corp.	9,652	634,619
HollyFrontier Corp.	14,929	820,199
Kinder Morgan Inc./DE	30,117	601,738
Marathon Oil Corp.	41,467	478,115
Marathon Petroleum Corp.	11,814	755,505
Noble Energy Inc.	26,551	511,372
Occidental Petroleum Corp.	14,052	569,106
ONEOK Inc.	9,274	647,603
Parsley Energy Inc., Class A	32,283	510,394
Phillips 66	7,037	822,062
Pioneer Natural Resources Co.	4,085	502,537
Plains GP Holdings LP, Class A	26,595	493,603
Targa Resources Corp.	15,628	607,617
Valero Energy Corp.	7,313	709,215
Williams Companies Inc. (The)	22,627	504,808

		14,860,882

Personal Products — 0.3%
Coty Inc., Class A	49,507	578,737
Estee Lauder Companies Inc. (The), Class A	3,562	663,494

		1,242,231

Pharmaceuticals — 1.8%
Allergan PLC	4,401	775,060
Bristol-Myers Squibb Co.	12,834	736,287
Elanco Animal Health Inc.(a)	19,836	535,969
Eli Lilly & Co.	5,076	578,410
Jazz Pharmaceuticals PLC(a)	4,772	599,506
Johnson & Johnson	4,118	543,741
Merck & Co. Inc.	7,355	637,384
Mylan NV(a)	32,594	624,175
Nektar Therapeutics(a)(b)	21,527	368,650
Perrigo Co. PLC	13,438	712,483
Pfizer Inc.	13,913	533,842
Zoetis Inc.	5,982	765,217

		7,410,724

Professional Services — 1.3%
CoStar Group Inc.(a)	1,232	677,009
Equifax Inc.	5,332	728,938
IHS Markit Ltd.(a)	11,037	772,811
ManpowerGroup Inc.	7,315	665,080

Security	Shares	Value

Professional Services (continued)
Nielsen Holdings PLC	27,877	$562,000
Robert Half International Inc.	11,924	682,887
TransUnion	10,020	827,852
Verisk Analytics Inc.	4,468	646,520

		5,563,097

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(b)	13,508	723,353
Jones Lang LaSalle Inc.	4,948	724,981

		1,448,334

Road & Rail — 1.4%
AMERCO	1,657	671,151
CSX Corp.	7,790	547,403
JB Hunt Transport Services Inc.	6,805	799,996
Kansas City Southern	5,359	754,440
Knight-Swift Transportation Holdings Inc.(b)	21,384	779,661
Norfolk Southern Corp.	2,989	543,998
Old Dominion Freight Line Inc.	4,469	813,716
Uber Technologies Inc.(a)(b)	13,443	423,454
Union Pacific Corp.	3,376	558,593

		5,892,412

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices Inc.(a)	22,491	763,120
Analog Devices Inc.	5,928	632,103
Applied Materials Inc.	14,927	809,939
Broadcom Inc.	1,998	585,114
Intel Corp.	12,800	723,584
KLA Corp.	5,904	998,012
Lam Research Corp.	3,232	876,001
Marvell Technology Group Ltd.	27,987	682,603
Maxim Integrated Products Inc.	11,844	694,769
Microchip Technology Inc.	7,501	707,269
Micron Technology Inc.(a)	16,597	789,187
NVIDIA Corp.	3,747	753,222
ON Semiconductor Corp.(a)(b)	33,601	685,461
Qorvo Inc.(a)	9,706	784,827
QUALCOMM Inc.	7,227	581,340
Skyworks Solutions Inc.	8,781	799,598
Texas Instruments Inc.	5,483	646,939
Xilinx Inc.	5,899	535,275

		13,048,363

Software — 3.6%
Adobe Inc.(a)	2,090	580,874
ANSYS Inc.(a)	3,372	742,346
Autodesk Inc.(a)	3,521	518,854
Cadence Design Systems Inc.(a)	9,175	599,586
CDK Global Inc.	12,847	649,287
Citrix Systems Inc.	6,759	735,785
DocuSign Inc.(a)	12,070	798,913
Dropbox Inc., Class A(a)(b)	27,935	553,672
Fortinet Inc.(a)(b)	7,796	635,842
Intuit Inc.	2,468	635,510
Microsoft Corp.	4,259	610,613
NortonLifeLock Inc.	33,093	757,168
Oracle Corp.	10,619	578,629
Palo Alto Networks Inc.(a)	2,837	645,105
Paycom Software Inc.(a)	3,078	651,089
PTC Inc.(a)	7,435	497,476
salesforce.com Inc.(a)	9,642	1,508,877
ServiceNow Inc.(a)	2,204	544,961

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Splunk Inc.(a)	4,604	$552,296
SS&C Technologies Holdings Inc.	10,836	563,580
Synopsys Inc.(a)	5,192	704,814
VMware Inc., Class A	2,933	464,206
Workday Inc., Class A(a)	2,916	472,859

		15,002,342

Specialty Retail — 2.4%
Advance Auto Parts Inc.	4,172	677,867
AutoZone Inc.(a)	646	739,269
Best Buy Co. Inc.	9,339	670,820
Burlington Stores Inc.(a)	4,019	772,331
CarMax Inc.(a)	8,583	799,678
Gap Inc. (The)	29,825	484,955
Home Depot Inc. (The)	3,023	709,135
L Brands Inc.	30,052	512,086
Lowe’s Companies Inc.	5,542	618,543
O’Reilly Automotive Inc.(a)	1,788	778,692
Ross Stores Inc.	6,519	714,939
Tiffany & Co.	6,566	817,533
TJX Companies Inc. (The)	11,577	667,414
Tractor Supply Co.	6,461	613,924
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,867	435,291

		10,012,477

Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	2,901	721,653
Dell Technologies Inc., Class C(a)(b)	8,821	466,543
Hewlett Packard Enterprise Co.	44,043	722,746
HP Inc.	33,082	574,634
NetApp Inc.	9,265	517,728
Seagate Technology PLC	14,251	826,985
Western Digital Corp.	14,413	744,431
Xerox Holdings Corp.(a)	20,545	697,092

		5,271,812

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	16,703	518,962
Hanesbrands Inc.	40,118	610,195
Lululemon Athletica Inc.(a)	3,596	734,555
NIKE Inc., Class B	7,038	630,253
PVH Corp.(b)	6,006	523,483
Ralph Lauren Corp.	5,734	550,808
Tapestry Inc.	21,148	546,887
Under Armour Inc., Class A(a)	15,839	327,075
Under Armour Inc., Class C, NVS(a)(b)	16,248	300,588
VF Corp.	6,829	561,959

		5,304,765

Security	Shares	Value

Tobacco — 0.3%
Altria Group Inc.	11,520	$515,981
Philip Morris International Inc.	6,919	563,483

		1,079,464

Trading Companies & Distributors — 0.7%
Fastenal Co.	19,852	713,481
HD Supply Holdings Inc.(a)	15,417	609,588
United Rentals Inc.(a)(b)	5,126	684,680
WW Grainger Inc.	2,445	755,114

		2,762,863

Water Utilities — 0.2%
American Water Works Co. Inc.	5,747	708,433

Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)(b)	103,741	644,232
T-Mobile U.S. Inc.(a)	8,094	669,050

		1,313,282

Total Common Stocks — 99.8% (Cost: $414,751,854)		417,760,819

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	18,543,230	18,552,502
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	459,000	459,000

		19,011,502

Total Short-Term Investments — 4.6% (Cost: $19,008,408)		19,011,502

Total Investments in Securities — 104.4% (Cost: $433,760,262)		436,772,321

Other Assets, Less Liabilities — (4.4)%		(18,265,039)

Net Assets — 100.0%		$418,507,282

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Size Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	11,579,033	6,964,197	(a)	—		18,543,230	$18,552,502	$15,141	(b)	$(189)	$31
BlackRock Cash Funds: Treasury, SL Agency Shares	605,000	—		(146,000	)(a)	459,000	459,000	3,765		—	—
BlackRock Inc.	1,213	249		(105)		1,357	626,527	4,033		588	(4,820)

							$19,638,029	$22,939		$399	$(4,789)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate	3	12/20/19	$111	$1,223
S&P 500 E-Mini Index	4	12/20/19	607	12,195

				$13,418

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$417,760,819	$—	$—	$417,760,819
Money Market Funds	19,011,502	—	—	19,011,502

	$436,772,321	$—	$—	$436,772,321

Derivative financial instruments(a)
Assets
Futures Contracts	$13,418	$—	$—	$13,418

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares